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The Manufacturers Life Insurance Company of North America
500 Boylston Street
Boston, MA  02116-3739





May 5, 2000


VIA EDGAR

U.S. Securities and Exchange Commission
450 5th Street N.W.
Washington, D.C. 20549


   Re: The Manufacturers Life Insurance Company of North America Separate
       Account A
       File No.  33-77878 and 33-55712
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Dear Sirs:

     Pursuant to Rule 497(j), please be advised that the form of prospectus and statement of additional information dated May 1, 2000 for The Manufacturers Life Insurance Company of North America Separate Account A (the "Registrant"), a separate account of The Manufacturers Life Insurance Company of North America, contains no changes from the form of prospectus and statement of additional information for the Registrant contained in post-effective amendment no. 10 under the Securities Act of 1933 to the Registrant's registration statement on Form N-4 filed with the Securities and Exchange Commission on April 28, 2000 via EDGAR.

     If you have any questions, please call the undersigned at (617) 854-8628.

Very truly yours,

/s/ BETSY ANNE SEEL

Betsy Anne Seel
Senior Counsel